PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31, 2021	As of December 31, 2020
Furniture	$1,949	$460
Electronic equipment	11,520	15,931
Motor vehicle	-	100,000
Leasehold improvement	-	-
Total property and equipment	13,469	116,391
Less: accumulated depreciation	(2,395)	(7,924)
Less: impairment	-	-
Property and equipment, net	$11,074	$108,467

Depreciation expense was $2,395, $703, and $60,910, respectively for the years ended December 31, 2021, 2020 and 2019.